Schedule of Investments (unaudited)
December 31, 2023
BlackRock 20/80 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 22.2%
BlackRock Emerging Markets Fund, Inc., Class K	194,942	$ 4,729,301
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	576,235	11,622,663
iShares Core S&P 500 ETF	114,257	54,572,571
iShares MSCI EAFE Growth ETF	49,760	4,819,256
iShares MSCI EAFE Value ETF	173,680	9,048,728
iShares MSCI U.S.A. Quality Factor ETF	47,039	6,921,319
iShares S&P 100 ETF	20,434	4,564,751
iShares U.S. Technology ETF	38,461	4,721,088
		100,999,677
Fixed-Income Funds — 77.7%
BlackRock U.S. Mortgage Portfolio	2,787,458	24,752,623
iShares 20+ Year Treasury Bond ETF	316,971	31,342,092
iShares Convertible Bond ETF	57,158	4,492,047
iShares Core Total USD Bond Market ETF	1,981,555	91,290,239
iShares Edge High Yield Defensive Bond ETF	148,476	6,859,591
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	167,311	18,514,635
iShares JPMorgan USD Emerging Markets Bond ETF	81,105	7,223,211
iShares TIPS Bond ETF(b)	125,559	13,496,337
iShares Treasury Floating Rate Bond ETF	852,782	43,039,908
Master Total Return Portfolio	$ 113,285,887	113,285,887
		354,296,570
Total Long-Term Investments — 99.9% (Cost: $445,576,110)		455,296,247
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.26%(a)(c)	2,453,549	$ 2,453,549
SL Liquidity Series, LLC, Money Market Series, 5.58%(a)(c)(d)	20,973,890	20,980,182
Total Short-Term Securities — 5.1% (Cost: $23,434,696)		23,433,731
Total Investments — 105.0% (Cost: $469,010,806)		478,729,978
Liabilities in Excess of Other Assets — (5.0)%		(22,732,797)
Net Assets — 100.0%		$ 455,997,181
(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$ 4,360,049	$ 189,408	$ (147,618)	$ (5,456)	$ 332,918	$ 4,729,301	194,942	$ 52,078	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,139,965	1,313,584(a)	—	—	—	2,453,549	2,453,549	9,528	—
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	10,670,260	416,388	(660,151)	25,683	1,170,483	11,622,663	576,235	73,564	—
BlackRock U.S. Mortgage Portfolio	23,299,570	1,122,294	(723,849)	(30,254)	1,084,862	24,752,623	2,787,458	361,234	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock 20/80 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 20+ Year Treasury Bond ETF	$ 25,205,964	$ 3,596,239	$ (854,096)	$ (93,301)	$ 3,487,286	$ 31,342,092	316,971	$ 358,986	$ —
iShares Convertible Bond ETF	4,210,453	165,116	(131,839)	(5,452)	253,769	4,492,047	57,158	43,375	—
iShares Core S&P 500 ETF	43,069,252	7,759,089	(1,770,581)	(21,366)	5,536,177	54,572,571	114,257	217,534	—
iShares Core Total USD Bond Market ETF	100,380,307	4,034,739	(17,404,189)	(3,529,274)	7,808,656	91,290,239	1,981,555	1,152,239	—
iShares Edge High Yield Defensive Bond ETF	—	6,594,795	(197,282)	3,639	458,439	6,859,591	148,476	117,260	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	16,787,697	809,072	(526,313)	(13,475)	1,457,654	18,514,635	167,311	257,224	—
iShares JPMorgan USD Emerging Markets Bond ETF	6,570,738	320,006	(197,381)	(4,125)	533,973	7,223,211	81,105	113,444	—
iShares MSCI EAFE Growth ETF	6,157,332	169,841	(1,993,808)	115,556	370,335	4,819,256	49,760	32,399	—
iShares MSCI EAFE Value ETF	12,254,714	338,517	(4,008,274)	(226,690)	690,461	9,048,728	173,680	165,092	—
iShares MSCI U.S.A. Quality Factor ETF	6,509,240	207,287	(522,510)	39,233	688,069	6,921,319	47,039	25,491	—
iShares S&P 100 ETF	—	4,262,298	(148,074)	5,061	445,466	4,564,751	20,434	13,492	—
iShares TIPS Bond ETF	12,892,396	524,405	(394,644)	(9,953)	484,133	13,496,337	125,559	110,303	—
iShares Treasury Floating Rate Bond ETF	44,544,291	2,143,263	(3,419,022)	(2)	(228,622)	43,039,908	852,782	764,299	—
iShares U.S. Technology ETF	—	4,258,853	(147,919)	6,795	603,359	4,721,088	38,461	8,808	—
Master Total Return Portfolio	105,586,229	1,070,806(a)(b)	—	(479,709)	7,108,561	113,285,887	$113,285,887	1,321,894	—
SL Liquidity Series, LLC, Money Market Series	29,374,486	—	(8,398,068)(a)	4,963	(1,199)	20,980,182	20,973,890	43,779(c)	—
				$ (4,218,127)	$ 32,284,780	$ 478,729,978		$ 5,242,023	$ —
(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock 20/80 Target Allocation Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 342,010,360	$ —	$ —	$ 342,010,360
Short-Term Securities
Money Market Funds	2,453,549	—	—	2,453,549
	$ 344,463,909	$ —	$ —	344,463,909
Investments valued at NAV(a)				134,266,069
				$ 478,729,978
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
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